2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015
Capitalization of accrued interest to convertible notes payable
Net losses	$ (1,011,607)	$ (619,573)	$ (3,041,430)	$ (3,041,430)	$ (2,633,516)	$ (2,633,516)
Stock based compensation expense	144,967	69,486	430,084		842,089
Net cash used in operations	466,138	18,457	(3,437,312)		(1,798,726)
Working capital	(1,123,045)		(786,621)
Stockholders' deficit	(725,482)		(349,262)	$ (349,262)	(1,385,104)	$ (1,385,104)	$ (1,408,603)
Accumulated deficit	(39,288,486)	(38,276,879)	(38,276,879)		(35,235,449)
Proceeds from offering	$ 290,000	$ 30,000	2,345,000		1,820,000
Proceeds from line of credit			1,150,000		$ 0
Proceeds from loan facility			500,000
Line of credit maximum amount			$ 3,000,000